Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2015	May 31, 2014
Stock Option and Warrant Activity

The following table presents stock option and warrant activity as of and for the nine months ended February 28, 2015:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options and warrants outstanding—May 31, 2014	30,806,361	$1.13	3.29	$177,042
Granted	1,208,973	0.67	—	—
Exercised	(1,938,974)	0.55	—	—
Forfeited/expired/cancelled	(7,020,410)	1.76	—	—

Options and warrants outstanding—February 28, 2015	23,055,950	0.86	3.73	2,151,361

Outstanding exercisable—February 28, 2015	21,476,679	$0.86	3.72	$2,027,111

The following table represents stock option and warrant activity for the periods ended May 31, 2014 and 2013:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options and warrants outstanding – May 31, 2012	10,327,664	$1.60	3.20	$2,308,279

Granted	11,166,274	1.61	—	—
Exercised	(780,000)	0.26	—	—
Forfeited/expired/cancelled	(2,567,000)	1.73	—	—
Options and warrants outstanding – May 31, 2013	18,146,938	1.65	1.86	140,321

Granted	18,414,144	0.74	—	—
Exercised	(50,000)	—	—	—
Forfeited/expired/cancelled	(5,704,721)	1.49	—	—
Options and warrants outstanding – May 31, 2014	30,806,361	1.13	3.29	177,042

Outstanding exercisable – May 31, 2014	29,986,581	$1.15	3.21	$170,042

Estimated Fair Value of Options and Warrants is determined using Black-Scholes Option Valuation Model

The estimated fair value of options and warrants is determined using the Black-Scholes option valuation model with the following weighted-average assumptions for the periods ended May 31, 2014 and 2013:

	2014	2013
Risk free rate	0.52% - 1.85%	0.12% - .70%
Dividend yield	—	—
Volatility	78.73% - 92.92%	87% - 102%
Expected term	2.5 – 3.5 years	1 – 4 years
Grant date fair value	$ .40 - $.67	$ .56 - $.89